4. Acquisition of SDA Mill (Details - Pro forma)	9 Months Ended
Sep. 30, 2017 USD ($)
Business Combinations [Abstract]
Net sales pro forma	$ 234,856
Operating expenses	2,238,594
Net loss pro forma	$ (2,003,738)